1154-P1 1/26

FRANKLIN TAX-FREE TRUST
SUPPLEMENT DATED JANAURY 27, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED JULY 1, 2025, OF
FRANKLIN FEDERAL LIMITED-TERM TAX-FREE INCOME FUND (THE “FUND”)

Effective January 31, 2026, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1) The following is added to the section titled “Fund Summary – Portfolio Managers” in the Fund's Summary Prospectus and Prospectus:

Garrett L. Hamilton
Portfolio Manager of Advisers and portfolio manager of the Fund since January 2026.

2) The following replaces the seventh paragraph in the section titled “Fund Details – Management” in the Fund’s Prospectus:

Garrett L. Hamilton Portfolio Manager of Advisers
Mr. Hamilton has been a portfolio manager of the Federal Intermediate-Term and High Yield Funds since 2024 and the Federal Limited-Term Fund since January 2026. He joined Franklin Templeton in 2024. Prior to joining Franklin Templeton, Mr. Hamilton was a portfolio manager for Putnam Investment Management, LLC (“Putnam Management”). He joined Putnam Management in 2016.

3) The following is added to the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Garrett L. Hamilton*	Registered Investment Companies	17	22,269.9	None	None
	Other Pooled Investment Vehicles	2	238.1	None	None
	Other Accounts	None	None	None	None

*Information is provided as of December 31, 2025.

4) The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Garrett L. Hamilton*	None

*Information is provided as of December 31, 2025

Please retain this supplement for future reference.